Revenues (Details) (USD $)	9 Months Ended
Mar. 31, 2014
Revenues.
Time charter revenue	$ 17,602,137
Voyage charter revenue	11,210,785
Other revenue	820,778
Total	29,633,700
Profit-sharing sharing revenue	$ 6,122,695